JPMorgan SmartRetirement 2060 Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan SmartRetirement 2060 Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 531
Expense Example, No Redemption, 3 Years	726
Expense Example, No Redemption, 5 Years	936
Expense Example, No Redemption, 10 Years	1,543
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	457
Expense Example, No Redemption, 5 Years	795
Expense Example, No Redemption, 10 Years	1,607
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	375
Expense Example, No Redemption, 10 Years	$ 843